Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Reserves
Other reserves
	2018	2017
	£m	£m
Currency translation reserve	3,888	3,054
Available for sale reserve	-	364
Fair value through other comprehensive income reserve	(258)	-
Cash flow hedging reserve	660	1,161
Own credit reserve	(121)	(179)
Other reserves and treasury shares	984	983
Total	5,153	5,383